Segregated Funds - Summary of Composition of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ 343,477	$ 313,596	$ 324,808
Composition of segregated funds net assets
Held by policyholders	343,108	313,209
Held by the Company	369	387
Cash and short-term securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	3,364	3,700
Debt securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	16,883	15,313
Equity [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	12,989	11,661
Mutual funds [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	304,753	277,133
Other investments [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,785	4,678
Accrued investment income [member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	1,678	1,811
Other assets and liabilities, net [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ (975)	$ (700)